Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	€ 1,284	€ 679	€ 4,259
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	408	(343)	(424)
Income tax related to items that will not be reclassified to profit or loss	(85)	61	77
Total of items that will not be reclassified to profit or loss	323	(282)	(347)
Items that may be reclassified to profit or loss
Exchange differences on translating foreign operations	615	(554)	696
Transfer to income statement	(78)	19	14
Net fair value (losses)/gains	(40)	135	(127)
Net fair value gains/(losses)	23	(24)	(15)
Transfer to income statement	(2)	(37)	98
Net fair value gains/(losses)	83	(110)	(264)
Transfer to income statement	(64)	120	218
Other increase/(decrease), net	3	(4)	(3)
Income tax related to items that may be reclassified to profit or loss	8	(10)	(21)
Total of items that may be reclassified to profit or loss	548	(465)	596
Other comprehensive income	871	(747)	249
Total comprehensive income/(loss) for the year	2,155	(68)	4,508
Equity holders of the parent
Continuing operations	2,624	(91)	4,394
Discontinued operations	(477)	13	106
Total	2,147	(78)	4,500
Non-controlling interests	€ 8	€ 10	€ 8